Subsequent Events - Additional Information (Detail)			1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 08, 2020	Apr. 01, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2019 shares	Aug. 17, 2020 shares	Jul. 21, 2020 shares	Dec. 31, 2018 shares	Dec. 31, 2015 shares
Subsequent Event [Line Items]
Common stock, shares authorized		151		1,000,000,000	1,519,618,271		1,000,000,000
Convertible preferred stock, shares authorized					11,567,003
Common stock, shares issued		0		37,107,522	3,166,946	48,932
Exchange for promissory notes with aggregate principal amount | $		$ 176,300,000
Acquired ordinary shares for exchange for promissory notes with aggregate principal amount | $		$ 525,000,000
Reverse stock split, description				On July 8, 2020, the Company's board of directors approved an amendment to the Company's certificate of incorporation to effect a 1-for-6.5806 reverse split of its common stock and convertible preferred stock.
Reverse stock split, conversion ratio	0.151961827
Predecessor Company
Subsequent Event [Line Items]
Common stock, shares authorized					1,519,618,271			1,519,618,271
Convertible preferred stock, shares authorized					11,567,003			9,421,633
Common stock, shares issued					3,166,946			3,161,747	2,127,460
Reverse stock split, description					On July 8, 2020, the Company's board of directors approved an amendment to ALX Oncology Holdings Inc.'s certificate of incorporation to effect a 1-for-6.5806 reverse split of its ordinary shares and convertible preferred shares.
Two Thousand Twenty Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Award of stock options authorized		4,379,139
Series A Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, shares authorized		9,297,100		0	9,421,633
Stock price per share | $ / shares		$ 6.58
Convertible preferred stock, shares issued		9,297,081		0	9,297,081
Series A Convertible Preferred Stock | Predecessor Company
Subsequent Event [Line Items]
Convertible preferred stock, shares authorized					9,421,633			9,421,633
Convertible preferred stock, shares issued					9,297,081			9,297,081
Series B Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, shares authorized		1,108,675		0	2,145,370
Stock price per share | $ / shares		$ 9.4972
Convertible preferred stock, shares issued		1,016,727		0	1,016,727
Series B Convertible Preferred Stock | Predecessor Company
Subsequent Event [Line Items]
Convertible preferred stock, shares authorized					2,145,370			2,145,370
Convertible preferred stock, shares issued					1,016,727			0
Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Convertible preferred stock, shares authorized		11,055,981
Stock price per share | $ / shares		$ 9.4972
Convertible preferred stock, shares issued		11,055,966
Series C Convertible Preferred Stock | Predecessor Company | Subsequent Event
Subsequent Event [Line Items]
Convertible preferred stock, shares authorized			11,055,981
Stock price per share | $ / shares			$ 9.4972
Proceeds from issuance of preferred stock | $			$ 105,000,000
Common Stock | Minimum
Subsequent Event [Line Items]
Stock price per share | $ / shares		$ 0.007
Common Stock | Maximum
Subsequent Event [Line Items]
Stock price per share | $ / shares		$ 1.91